Equity Compensation Plans	12 Months Ended
Dec. 31, 2017
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Equity Compensation Plans

NOTE 40—EQUITY COMPENSATION PLANS

Equity compensation plans in place at December 31, 2017 are used for retention purposes and offer long-term incentives to Group managers and personnel.

A summary is provided below of the plans in place at December 31, 2017.

DESCRIPTION OF STOCK OPTION PLANS

TIM S.p.A. 2014-2016 Stock Option Plan

The objective of the 2014–2016 Stock Option Plan, introduced following its approval by the Board of Directors of the Company on June 26, 2014, was to encourage management holding organizational positions that are crucial to the company business to focus on the medium/long-term growth in value of company shares. It was aimed at the then Chief Executive Officer, Top Management (including Key Officers) and select TIM Group managers.

The Plan involved a three year (2014–2016) vesting period with two three-year performance conditions (Cumulated Free Cash Flow 2014-2016 and Total Shareholders Return for TIM versus 11 peers), and a ceiling on issuable shares of 196,000,000. The three-year exercise period (March 24, 2017–March 24, 2020) commenced following the approval of the financial statements for 2016 by the Board of Directors on March 23, 2017.

Based on final data approved, the number of exercisable options is 20% of the total options assigned to targets:

–	the parameter relating to Cumulated Free Cash Flow (FCF) did not reach the minimum level, therefore no options linked to that parameter (50% of the total allocated to targets) will be exercisable;

–	the Total Shareholder Return of TIM was in 8th place in the ranking of the 11 peers, giving the right to the vesting of 40% of the options linked to that parameter (50% of the total allocated to targets).

The exercise price was set, by the Board of Directors meeting that initiated the plan, at 0.94 euros per option (strike price). For the allocations made in 2015 and 2016, the strike price was determined as the higher of the price established upon initial allocation and the price resulting from the application of the above criteria at the time of allocation of the options. Below is the situation at December 31, 2017:

–	133,042 shares at a unit price of 1.15 euro;

–	343,069 shares at a unit price of 1.01 euros;

–	893,617 shares at a unit price of 0.99 euro;

–	13,555,651 shares at a unit price of 0.94 euros.

Tim Participações S.A. Stock Option Plan

•	2011–2013 Plan

On August 5, 2011, the General Meeting of Shareholders of Tim Participações S.A. approved the long-term incentive plan for managers in key positions in the company and its subsidiaries. Exercise of the options is subject to achieving two objectives simultaneously:

–	absolute performance: increase in value of the Tim Participações S.A.’s shares;

–	relative performance: performance of the prices of Tim Participações S.A.’s shares against a benchmark index mainly composed of in the Telecommunications, Information Technology and Media industry.

Performance targets refer to the three-year period 2011-2013 and performance is recorded in July of each year.

The vesting period is 3 years (a third per year), the options are valid for 6 years, and the company does not have the legal obligation to repurchase or liquidate the options in cash, or in any other form.

Year 2011

The grantees of the options were granted the right to purchase a total of 2,833,596 shares.

The exercise period expired in August 2017. As such, the plan is now closed.

Year 2012

On September 5, 2012 the grantees of the options were granted the right to purchase a total of 2,661,752 shares.

At December 31, 2017, all pending options were vested, but were not exercisable since the minimum performance condition had not been reached. A total of 255,556 options are still pending.

Year 2013

On July 30, 2013, the grantees of the options were granted the right to purchase a total of 3,072,418 shares.

At December 31, 2017, all pending options were vested, but were not exercisable since the minimum performance condition had not been reached. A total of 844,914 options are still pending.

•	2014-2016 Plan

On April 10, 2014, the General Meeting of Shareholders of Tim Participações S.A. approved the long-term incentive plan for managers in key positions in the company and its subsidiaries.

Exercise of the options is not subject to the achievement of specific performance targets, but the exercise price is adjusted upwards or downwards according to the performance of the Tim Participações S.A. shares in a ranking of Total Shareholder Return, in which companies in the Telecommunications, Information Technology and Media industry are compared during each year of validity of the plan. If the performance of the Tim Participações S.A. shares, in the 30 days prior to September 29 of each year, is in last place in that ranking, the participant loses the right to 25% of the options vesting at that time.

The vesting period is 3 years (a third per year), the options are valid for 6 years, and the company does not have the legal obligation to repurchase or liquidate the options in cash, or in any other form.

Year 2014

On September 29, 2014, the grantees of the options were granted the right to purchase a total of 1,687,686 shares.

At December 31, 2017, a total of 658,720 options were exercisable.

Year 2015

On October 16, 2015, the grantees of the options were granted the right to purchase a total of 3,355,229 shares.

In 2017, 760,358 options were exercised and 713,561 expired due to terminations. In the first wave, 197,132 options were exercised at a price of 8.7341 reais. The price was adjusted by 3.33% to reflect the ranking of the company against the other benchmarked companies.

In the second wave, 563,226 options were exercised at a price of 8.4625 reais, thanks to the improvement in the company’s ranking.

Year 2016

On November 8, 2016, the grantees of the options were granted the right to purchase a total of 3,922,204 shares. In December 2017, 788,374 options were exercised at a price of 7.6928 reais, reflecting a 5% adjustment thanks to the first place ranking of the company.

DESCRIPTION OF OTHER EQUITY COMPENSATION PLANS OF TIM S.p.A.

•	Special Award 2016—2019

The Plan was approved by the Board of Directors on March 30, 2016, and by the Shareholders’ Meeting of May 25, 2016, for the part to be paid in shares.

The beneficiaries of the Plan were the former Chief Executive Officer Mr. Flavio Cattaneo and other managers identified by him.

In June 2017, additional beneficiaries of the Special Award were identified for the 1.5% of the 2016 over-performance.

As of December 31, 2017, total net liability amounted to 3.1 million euro (2.4 million euro of which consisted of 2,902,561 ordinary shares of Tim S.p.A. and the remaining part in cash).

The bonus is to be paid out following the approval of the financial statements for 2019, on the condition that the beneficiary is still working for a TIM Group company at the date of approval of the consolidated financial statements for 2019, except in the cases expressly contemplated, including, for example, in the case of early retirement or in the event that the company employing the beneficiary is scoped out of the Group.

On July 24, 2017, following the resignation of Mr. Cattaneo, an agreement was reached between the parties that provided for the payment of a gross amount of 22.9 million euros as a settlement arrangement. This amount takes particular, but not exclusive, account of the Special Award.

The resignation of Mr. Cattaneo resulted in the conclusion of the incentive plan.

For the component yet to be paid out to the beneficiaries identified in June 2017, 80% of the bonus will be paid in TIM ordinary shares (the number of shares will be calculated by dividing 80% of the bonus accrued in the year by the normal value of the shares at the vesting date) and 20% in cash.

The bonus actually paid, both for the cash and equity component, will be subject to the clawback mechanisms in force at the time.

The Board of Directors may choose to pay out all or part of the equity component of the bonus in cash, on the basis of the normal value of shares at the time of the approval of the consolidated financial statements for 2019.

CALCULATION OF FAIR VALUE MEASUREMENT OF THE GRANTED OPTIONS AND RIGHTS

Parameters used to determine fair value—Tim Participações S.A.

Plans/Parameters	Exercise price (reais)	Volatility	Period	Expected dividends (reais)	Risk-free interest rate
Stock option plan 2011	8.84	51.73%	6 years	—	11.94% per annum
Stock option plan 2012	8.96	50.46%	6 years	—	8.89% per annum
Stock option plan 2013	8.13	48.45%	6 years	—	10.66% per annum
Stock option plan 2014	13.42	44.6%	6 years	—	10.66% per annum
Stock option plan 2015	8.45	35.5%	6 years	—	16.10% per annum
Stock option plan 2016	8.10	36.70%	6 years	—	11.73% per annum

Effects on the income statement and statement of financial position

Equity compensation plans which call for payment in equity instruments are recorded at fair value which represents the cost of such instruments at the grant date and is recorded in the separate income statements under “Employee benefits expenses” over the period between the grant date and the vesting period with a contra-entry to the equity reserve “Other equity instruments”. For the portion of the plans that provide for the payment of compensation in cash, the amount is recognized in liabilities as a contra-entry to “Employee benefits expenses”; at the end of each year such liability is measured at fair value.

Equity compensation plans which call for payment in equity instruments did not have significant impacts either on the income statements or the statements of financial position or of cash flows of the TIM Group at December 31, 2017.